Income Taxes - Reconciliation of Income Tax (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Hong Kong statutory income tax rate of 16.5%	$ (320)
Provision for income taxes at Hong Kong profits tax rates		$ (3,603)	$ 1,174
Tax interests and penalties		11,290	0
Effect of income not chargeable for tax purpose		0	(154)
Effect of expenses not deductible for tax purpose		0	0
Tax effect of tax losses not recognized		71	27
Income tax expense	$ 0	7,758	1,047
Tax Jurisdiction of Domicile [Extensible Enumeration]	Hong Kong
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Hong Kong statutory income tax rate of 16.5%	16.50%
Effective Income Tax Rate Reconciliation, Percent, Total	0.00%
Hong Kong
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax expense	$ 0	$ 7,758	$ 1,047
Cayman Islands
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory tax rate difference	$ 305
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory tax rate difference	(15.70%)
British Virgin Islands
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory tax rate difference	$ 15
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory tax rate difference	(0.80%)